Combined Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	CAD 357,748	CAD 280,692
Items not involving current cash flows	(192,530)	(121,864)
Leasing commissions paid	(2,581)	(2,485)
Tenant incentives paid	(1,036)	(1,174)
Current income tax expense	7,709	6,881
Income taxes paid	(3,468)	(225)
Interest expense	18,151	17,792
Interest paid	(17,719)	(19,585)
Changes in working capital balances	(7,597)	(41)
Cash provided by operating activities	158,677	159,991
INVESTING ACTIVITIES
Business acquisition	(153,979)
Proceeds from disposals, net		39,594
Capital expenditures - Maintenance or improvements	(10,736)	(2,063)
Capital expenditures - Developments or expansions	(72,404)	(17,221)
Payment of contingent consideration		(8,802)
Fixed asset additions	(553)	(225)
Decrease (increase) in other assets	(175)	496
Cash provided by (used in) investing activities	(237,847)	11,779
FINANCING ACTIVITIES
Distributions paid	(122,637)	(113,095)
Proceeds from unsecured debentures		400,008
Repayment of unsecured debentures		(200,000)
Proceeds from secured long-term debt		11,820
Repayments of secured long-term debt		(106,662)
Proceeds from bank indebtedness	121,097	96,595
Repayments of bank indebtedness	(90,142)	(114,521)
Financing costs paid	(1,000)	(1,505)
Termination of cross currency interest rate swap		(1,657)
Acquisition of non-controlling interests		(12,093)
Distributions to non-controlling interests	(510)	(461)
Repurchase of stapled units	(12,046)	(1)
Proceeds from units issued		1,611
Cash used in financing activities	(105,238)	(39,961)
Effect of exchange rate changes on cash and cash equivalents	7,212	(4,749)
Net increase (decrease) in cash and cash equivalents during the year	(177,196)	127,060
Cash and cash equivalents, beginning of year	246,215	119,155
Cash and cash equivalents, end of year	CAD 69,019	CAD 246,215